UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21748

Bread & Butter Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Address of Principal Executive Offices)  (Zip Code)

James B. Potkul, Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code:  973-331-1000

Date of fiscal year end:  December  31, 2007

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.




BREAD & BUTTER FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2007 (Unaudited)


                               Shares   Historical Cost      Value
                               ------   ---------------      ------
COMMON STOCKS - 76.40 %


Diversified Holding Cos. - 2.73 %
--------------------------------
  Berkshire Hathaway Cl B*          8       23,466            31,616
                                           --------          --------
                                            23,466            31,616
Closed End Investment Company - 3.51 %
-------------------------------------
  NGP Capital Resources Company 2,500       33,170            40,575
                                           --------          --------
                                            33,170            40,575


Energy   - 23.98 %
------------------
  ConocoPhillips                  550       32,619            48,274
  El Paso Corporation           2,090       23,124            35,467
  Helmerich & Payne Inc.        1,100       24,330            36,113
  Patterson UTI Energy          2,000       49,376            45,140
  Pioneer Drilling Co.*         7,000       87,700            85,260
  Pioneer Natural Resources       600       23,626            26,988
                                           --------          --------
                                           240,775           277,242

Financials - 7.75 %
-------------------
  Mitsubishi UFJ Financial ADRF 6,000       65,075            54,480
  Wachovia Corp.                  700       34,812            35,105
                                           --------          --------
                                            99,887            89,585


Healthcare-Pharmaceutical - 5.07 %
----------------------
  Pfizer Incorporated           2,400       50,588            58,632
                                           --------          --------
                                            50,588            58,632

Insurance  - 6.89 %
-------------------
  Mercer Insurance Group        2,500       45,372            44,225
  Montpelier RE Holdings        2,000       32,009            35,400
                                           --------          --------
                                            77,381            79,625





Media/Entertainment - 6.85 %
----------------------------
  News Corp. Ltd. B             1,500       23,785            35,085
  Time Warner Inc.              2,400       43,335            44,064
                                           ---------         --------
                                            67,120            79,149

Real Estate (REITs) - 15.89 %
----------------------------
  Sun Communities Inc.          4,500      130,554           135,360
  Origen Financial Inc.         8,000       50,072            48,400
                                           --------          --------
                                           180,626           183,760

Retail       -       2.27 %
---------------------------
  Walmart Stores Inc.             600       25,750            26,190
                                           --------          --------
                                            25,750            26,190

Telecommunications - 1.47 %
--------------------------
  IDT Corp                      2,150       26,025            17,006
                                           --------          --------
                                            26,025            17,006


TOTAL COMMON STOCKS                        824,788           883,380
                                           --------          --------


SHORT-TERM INVESTMENTS - 24.64 %
--------------------------------
   Schwab Value Advantage     262,251      262,251           262,251
   Money Market Fund
   Schwab One Money Market     22,604       22,604            22,604
                                           --------          --------

TOTAL SHORT-TERM INVESTMENTS               284,855           284,855
                                           --------          --------

TOTAL INVESTMENTS    101.04%            $1,109,643         1,168,235
                                        ===========

OTHER ASSETS AND LIABILITIES - (1.04) %                      (12,000)
                                                             --------

NET ASSETS - 100.00%                                      $1,156,235
                                                          ============

*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.





Notes to Financial Statements

Bread & Butter Fund, Inc.

1. Security Transactions

At September 30, 2007, the net unrealized appreciation on investment, based on cost for federal income tax purposes of $1,109,643 amounted to $58,592 which consisted of aggregate gross unrealized appreciation of $87,701 and aggregate gross unrealized depreciation of ($29,109).

ITEM 2. CONTROLS AND PROCEDURES.
(a)EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded,processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate,to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures,no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bread & Butter Fund, Inc.

By /s/  James B. Potkul
-----------------------------
        James B. Potkul
          President

Date:  November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul
-----------------------------
       James B. Potkul
       Principal Financial Officer

Date:  November 7, 2007